RELATED PARTY TRANSACTION (Details) (Area Link, CNY) In Thousands, unless otherwise specified	40 Months Ended
Nov. 30, 2012
Area Link
Related Party Transaction
Maximum amount of financing provided for coupon company	32,800
Maximum percentage of share capital that may be acquired in lieu of repayment of financing provided	40.00%